Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2012
Number of Common Shares

Number of common shares:

	2012	2011
Common shares, beginning of period	136,122,780	95,422,778
Public offering (i)	—	16,869,000
Conversion and redemption of convertible debentures (ii)	24,991,784	15,300,824
Conversion of subscription receipts (iii)	26,380,750	8,523,000
Issuance of shares under the dividend reinvestment and employee share purchase plans (iv) and (c(ii))	1,268,172	7,178

Common shares, end of period	188,763,486	136,122,780

Authorized

APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the Board); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC; subject to the rights of any shares having priority over the common shares, of which none are authorized or outstanding.

On June 23, 2010, the Company’s shareholders adopted a shareholders’ rights plan (the “Rights Plan”). The Rights Plan has an initial term of three years. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.

APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC.

(i)	Public offering

In 2011, the Company issued 16,869,000 common shares at $5.65 per share pursuant to a public offering for proceeds of $95,310, net of issuance costs of $4,162.

(ii)	Conversion and redemption of convertible debentures

In 2011, the remaining principal amount of $62,470 of Series 1A Debentures were redeemed for 15,219,641 common shares of APUC.

In 2012, the remaining principal amount of $59,957 (2011 - $10) of Series 2A Debentures were redeemed for 10,322,518 (2011 - 1,666) common shares of APUC.

In 2012, $61,611 (2011 - $334) of Series 3 Debentures were redeemed for 14,669,266 (2011 - 79,517) shares of APUC. Subsequent to year-end, the remaining principal amount of $960 Series 3 Debentures were redeemed for 150,816 common shares of APUC.

(iii)	Subscription receipts

In January 2011, in connection with the acquisition of Calpeco, the Company issued 8,523,000 common shares at a price of $3.25 per share to Emera pursuant to a subscription receipt agreement. The $27,700 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On May 14, 2012, in connection with the acquisition of Granite State and EnergyNorth, the Company issued 12,000,000 common shares at a price of $5.00 per share to Emera Inc. (“Emera”) pursuant to a subscription receipt agreement. The $60,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisitions.

On June 29, 2012, in connection with the acquisition of Sandy Ridge the Company received $15,000 from Emera relating to 2,614,006 subscription receipts representing a price of $5.74 per share and issued common shares relating to these subscription receipts in July 2012.

On July 31, 2012, in connection with the acquisition of the Midwest Gas Utilities the Company issued 6,976,744 common shares at a price of $6.45 per share to Emera pursuant to a subscription receipt agreement. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On December 10, 2012, in connection with the acquisition of Senate and Minonk, the Company received $45,000 from Emera relating to the exercise of 7,842,016 subscription receipts at a price of $5.74 per subscription receipt pursuant to a subscription receipt agreement. The subscription receipts were converted to common shares subsequent to year end on February 14, 2013. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On December 21, 2012, in connection with the acquisition of Emera’s noncontrolling interest in Calpeco, the Company received $38,756 from Emera related to the exercise of 8,211,000 subscription receipts at a price of $4.72 per subscription receipt pursuant to a subscription receipt agreement. The $38,756 proceeds of the subscription receipts were used to fund the purchase of the noncontrolling interest. On December 27, 2012, Emera exercised 4,790,000 of these subscription receipts and the Company issued 4,790,000 common shares in exchange. Subsequent to year end, on February 14, 2013, the balance of 3,421,000 subscription receipts were exercised by Emera and the Company issued 3,421,000 common shares.

Following the above noted subscription receipts transactions, as of December 31, 2012 all subscriptions receipts had been exercised for cash and 11,263,016 of those subscriptions receipts had yet to be converted to the same number of common shares.

Subsequent to year end, on February 22, 2013, in connection with the proposed acquisition of the Georgia Utility, the Company agreed to issue 3,960,000 subscription receipts convertible into the same number of common shares upon conditions based on the acquisition of the Georgia Utility at a price of $7.40 per share to Emera.

(iv)	Dividend reinvestment plan

The Company has a Common Shareholder Dividend Reinvestment Plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional Common Shares acquired through the reinvestment of cash dividends will be purchased in the open market or will be issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 324,051 shares under the dividend reinvestment plan.

Share-Based Compensation Expense

For the year ended December 31, 2012, APUC recorded $1,833 (2011 - $732) in total share-based compensation expense detailed as follows:

	2012	2011
Stock options	$1,376	$690
Directors deferred share units	155	—
Employee share purchase	42	9
Performance share units	260	33

Total share-based compensation	$1,833	$732

Fair Value of Share Options Granted

The following assumptions were used in determining the fair value of share options granted:

	2012	2011
Risk-free interest rate	1.7%	3.0%
Expected volatility	38%	30%
Expected dividend yield	4.4%	5.3%
Expected life	8 years	8 years

Weighted average grant date fair value per option	$1.49	$0.99

Stock Option Activity

Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2012	2,487,105	$4.76	6.96	$4,134
Granted	1,263,622	6.24	8.00	—

Balance at December 31, 2012	3,750,727	$5.25	6.07	$5,939

Exercisable at December 31, 2012	1,215,770	$4.53	5.85	$2,805

Non Vested Stock Option Activity

Non-vested stock option activity during the period is as follows:

	Number of awards	Weighted Average Grant Date Fair value
Non-vested options at January 1, 2012	2,100,369	$0.85
Granted	1,263,622	1.49

Vested	829,035	0.81

Non-vested options at December 31, 2012	2,534,956	$1.18

Performance Stock Units

A summary of the PSUs follows; none of which are exercisable as at December 31, 2012:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
January 1, 2011	—	$—	—	—
Granted	21,123	5.62	2.0	118,649

December 31, 2011	21,123	$5.62	2.0	135,610
Granted, including dividends	68,982	6.78	1.3	467,518
Forfeited	(6,622)	5.62	1.5	(37,196)

December 31, 2012	83,483	$6.58	1.8	571,025